Warrant derivative liability (Public warrants) (Details) - Public Warrants [Member] $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2008 $ / shares shares	Dec. 31, 2011 USD ($) $ / shares $ / warrant shares	Dec. 31, 2012 shares
Class of Warrant or Right [Line Items]
Public Offering units sold | shares	1,059,825
Per unit selling price | $ / shares	$ 32
Warrants outstanding | shares	1,059,825		598,850
Warrants redeemed | shares	668,318
Warrant redemption price per share | $ / shares	$ 2.00
Warrants repurchased | shares		241,794
Warrants repurchased, value | $		$ 361
Warrants repurchased, average price per share | $ / shares		$ 1.48
Warrant, cap price | $ / warrant		46.00
Warrant exercise price per share, after price cap exceeded | $ / shares		$ 0.04
Expiration date		Mar. 07, 2014